Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Series A Convertible Preferred Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Series A Convertible Preferred Stock, $.01 par value, $100 Stated Value, 10,000,000 authorized, 0 and 20,550 outstanding		$ 206
Series B Convertible Preferred Stock [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Series A Convertible Preferred Stock, $.01 par value, $100 Stated Value, 10,000,000 authorized, 0 and 20,550 outstanding	18,950
Cash	4,856,232	16,384
Accounts Receivable	38,283	57,549
Inventories	231,740	367,367
Prepaid Expense and other assets	271,579	190,015
Total Current Assets	5,397,834	631,315
Fixed Assets, net	139,598	196,479
Intangibles, net	94,987	73,183
Total Assets	5,632,419	900,977
Accounts Payable	650,413	2,194,518
Accrued Expenses	864,295	3,066,379
Short-term notes payable net of discounts of $0 and $194,097 (See Note 4)		937,424
Deferred Revenue	5,000	5,000
Total Current Liabilities	1,519,708	6,203,321
Accrued Expenses		213,883
Liability for equity-linked financial instruments (See Note 8)
Total Liabilities	1,519,708	6,417,204
Commitments and Contingencies
Common Stock, $.01 par value, 4,000,000 authorized, 208,259 and 123,711 outstanding	2,080	1,237
Additional paid-in capital	44,584,118	30,123,435
Accumulated deficit	(40,492,437)	(35,641,105)
Total Stockholders' Equity (Deficit)	4,112,711	(5,516,227)
Total Liabilities and Stockholders' Equity (Deficit)	$ 5,632,419	$ 900,977